SHARE CAPITAL, Common Shares (Details)																														12 Months Ended
	Dec. 23, 2020 CAD ($) shares	Dec. 21, 2020 CAD ($) shares	Dec. 18, 2020 CAD ($) shares	Dec. 18, 2020 USD ($) shares	Dec. 17, 2020 CAD ($) shares	Dec. 17, 2020 USD ($) shares	Dec. 14, 2020 CAD ($) shares	Dec. 14, 2020 USD ($) shares	Nov. 06, 2020 CAD ($) shares	Oct. 16, 2020 CAD ($) shares	Sep. 29, 2020 CAD ($) shares	Sep. 15, 2020 CAD ($) shares	Aug. 27, 2020 CAD ($) shares	Jul. 15, 2020 CAD ($) shares	Jul. 03, 2020 CAD ($) shares	Jun. 29, 2020 CAD ($) shares	Jun. 24, 2020 CAD ($) shares	Jun. 11, 2020 CAD ($) shares	Jun. 09, 2020 CAD ($) shares	May 29, 2020 CAD ($) shares	Mar. 23, 2020 CAD ($) shares	Feb. 11, 2020 CAD ($) shares	Jan. 14, 2020 CAD ($) shares	Nov. 22, 2019 CAD ($) $ / shares shares	Sep. 10, 2019 CAD ($) shares	Jul. 30, 2019 CAD ($) shares	Apr. 08, 2019 CAD ($) shares	Mar. 22, 2019 CAD ($) shares	Jan. 31, 2019 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Common shares issued [Abstract]
Debt settlement																														$ 434,000	$ 168,857
Convertible note (in shares) | shares		100,000								75,000	150,000					300,000				600,000
Convertible note (amount)		$ 0								$ 0	$ 0					$ 0				$ 0										756,919
Subscriptions received																												$ 194,737			445,380
Option exercises (in shares) | shares																											1,275,000
Fair value of option exercises (amount)																											$ 256,249			90,000	256,249	$ 206,065
Warrant exercises (in shares) | shares																											2,958,600
Warrant exercises																											$ 339,870			30,000	339,870	1,335,792
Cash share issuance costs incurred																														$ 0	20,442	$ 211,867
In Lieu of Consulting Fees [Member]
Common shares issued [Abstract]
Common shares issued (in shares) | shares									262,500			500,000		500,000	1,000,000		600,000				205,556		600,000		280,000	500,000	600,000	210,000
Fair value of common shares issued (amount)									$ 21,000			$ 40,000		$ 47,500	$ 95,000		$ 66,000				$ 18,500		$ 72,000					$ 79,800
Debt settlement																									$ 37,800	$ 115,000	$ 132,000
Debt Settlement [Member]
Common shares issued [Abstract]
Common shares issued (in shares) | shares	1,846,564		2,100,000	2,100,000	1,666,667	1,666,667	833,333	833,333					583,333					1,200,000	270,000			416,667			293,020		171,427		150,000
Fair value of common shares issued (amount)	$ 267,752		$ 357,000		$ 291,667		$ 133,333						$ 64,167					$ 150,000	$ 27,000			$ 50,000			$ 63,000		$ 60,857		$ 45,000
Debt settlement	$ 110,794			$ 199,752		$ 100,000		$ 50,000					$ 35,000									50,000			63,000		60,000		45,000
Gain (loss) on debt settlement			$ (103,773)																			$ 0			$ 0		$ (857)		$ 0
Private Placements [Member]
Common shares issued [Abstract]
Common shares issued (in shares) | shares																								4,071,353
Fair value of common shares issued (amount)																								$ 346,065
Subscriptions received																															$ 72,875
Warrant exercises (in shares) | shares																								48,800
Warrant exercises																								$ 2,034
Units price (in dollars per share) | $ / shares																								$ 0.0850
Share conversion ratio																								0.5
Additional common share purchased (in shares) | shares																								1.0
Exercisable price per share (in dollars per share) | $ / shares																								$ 0.15
Exercise period																								24 months
Cash share issuance costs incurred																								$ 20,442
Finders warrants issued (in dollars per share) | $ / shares																								$ 0.15